CONSOLIDATED STATEMENTS OF CASH FLOWS - Reconciliation of Cash, Cash Equivalents and Restricted Cash ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
Reconciliation of cash, cash equivalents, and restricted cash reported within the statement of financial position that sum to the total of the same such amounts shown in the statement of cash flows
Cash and cash equivalents	¥ 12,333,884	$ 1,737,191	¥ 11,692,773		¥ 9,721,225
Restricted cash	686,568	96,701	895,483		27,736
Restricted cash, non-current (1)	¥ 30,858	$ 4,346	¥ 14,831		¥ 20,400
Restricted Cash, Noncurrent, Statement of Financial Position [Extensible Enumeration]	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent	Other Assets, Noncurrent
Total cash, cash equivalents, and restricted cash shown in the statement of cash flows	¥ 13,051,310	$ 1,838,238	¥ 12,603,087	$ 1,775,107	¥ 9,769,361